REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total Revenue	€ 5,907	€ 5,686	€ 5,237
France
Disclosure of geographical areas [line items]
Total Revenue	563	554	557
Germany
Disclosure of geographical areas [line items]
Total Revenue	1,260	1,339	1,217
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	194	175	188
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	68	77	123
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	1,078	1,038	940
United States
Disclosure of geographical areas [line items]
Total Revenue	2,175	1,897	1,691
United States
Disclosure of geographical areas [line items]
Total Revenue	89	107	78
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	277	300	270
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 203	€ 199	€ 173